Current Taxes and Deferred Taxes - Schedule Of Effective Tax Rate Reconciliation Other (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Itau Unibanco [member] | Colombia [member]
Disclosure of geographical areas [line items]
Tax effect of goodwill from business combinations	$ 11,276	$ 20,568